Consolidated Balance Sheets (Parenthetical) $ in Thousands		Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivable, allowance for credit loss | $		$ 1,904	$ 1,040
Common stock, shares authorized (in shares)		3,454,112,863	3,454,112,863
Common stock, shares issued (in shares)	[1]	193,014,155	193,014,155
Common stock shares outstanding (in shares)		187,680,294	187,680,294
Treasury stock (in shares)		41,776	41,776

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 13, Shareholders’ equity (deficiency), for details.